Other Assets, Deposit	3 Months Ended
Mar. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Deposit

Note 9: Other Assets, Deposit

The Company entered into a five year lease agreement to lease office space, effective February 1, 2014. The lease requires monthly payments of $4,500. The lease is subject to renewal upon expiration. In accordance with the lease terms, the Company made a security deposit that totaled $18,000.

The Company also entered into an agreement with a Chinese company, Well Electric, with experience in designing and manufacturing of ignition interlock devices, paying $30,000 to design and manufacture prototype ignition interlock devices for the Company. The design specifications provide for these prototypes to be equipped with wireless capabilities, GPS, video and infrared technologies. Well Electric will produce six prototype devices for the Company. The Company expects the delivery of the initial six prototypes in the late summer or early fall of 2014 ."